Debt and Capital Lease Obligations - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt and Capital Lease Obligations
Amortization of debt issuance costs	$ 1,241	$ 810	$ 2,945	$ 1,682	$ 4,795	$ 3,090